VAT RECOVERABLE (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets		$ 5,145
MEXICO
IfrsStatementLineItems [Line Items]
Deferred tax assets	800	1,800
GERMANY
IfrsStatementLineItems [Line Items]
Deferred tax assets	700	200
CANADA
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 100	$ 100